Summary of Material Accounting Policy Information - Summary of Research and Development Costs (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of initial application of standards or interpretations [line items]
Research and Development Costs	$ (2,020,656)	$ (5,750,574)	$ (5,102,824)	$ (2,093,098)